                  Proxy Statement Pursuant to Section 14(a) of
              the Securities Exchange Act of 1934 (Amendment No. )

Filed by the Registrant                      [X]
Filed by a Party other than the Registrant   [ ]

Check the appropriate box:

[ ] Preliminary Proxy Statement
[X] Definitive Proxy Statement
[ ] Definitive Additional Materials
[ ] Soliciting Material Pursuant to Section 240.14a-11(c) or Section 240.14a-12

                            OREGON STEEL MILLS, INC.
                 ------------------------------------------------
                 (Name of Registrant as Specified In Its Charter)

                                  L. Ray Adams
                   ------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):

[X] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2)
[ ] $500 per each party to the controversy pursuant to Exchange Act Rule
    14a-6(i)(3)
[ ] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11

    1)  Title of each class of securities to which the transaction applies:

    2)  Aggregate number of securities to which the transaction applies:

    3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:*

    4)  Proposed maximum aggregate value of transaction:

* Set forth the amount on which the filing fee is calculated and state how it was determined.


[ ] Check box if any part of the fee is offset as provided by Exchange Act Rule
    0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing:

    1)  Amount Previously Paid:
    2)  Form, Schedule or Registration Statement No.:
    3)  Filing Party:
    4)  Date Filed:

Notes:

                          OREGON STEEL MILLS, INC.
                               --------------
                   NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                               --------------
                                 TO BE HELD
                               APRIL 28, 1994
                           9:30 A.M. PACIFIC TIME
                          10:30 A.M. MOUNTAIN TIME
                               --------------

TO THE STOCKHOLDERS:

     You are invited to attend the Annual Meeting of Stockholders of Oregon Steel Mills, Inc. (the "Corporation") to be held at the offices of its subsidiary, CF&I Steel, L.P., 225 Canal Street, Pueblo, Colorado on Thursday, April 28, 1994, at 10:30 a.m. Mountain Time.

     The meeting is being held for the following purposes:

     1. To elect three Class C directors.

     2. To consider and transact such other business as may properly come before the meeting or any adjournment thereof.

     Only stockholders of record at the close of business on March 11, 1994 are entitled to notice of, and to vote at, the meeting and any adjournment or postponement thereof. A list of stockholders entitled to vote at the meeting is available for inspection at the offices of the Corporation.

                                     By Order of the Board of Directors,


                                     L. RAY ADAMS
                                     Secretary

March 15, 1994
Portland, Oregon


     YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING IN PERSON. WHETHER OR
NOT YOU PLAN TO ATTEND THE MEETING, PLEASE SIGN AND PROMPTLY MAIL THE ENCLOSED PROXY IN THE ENVELOPE PROVIDED. YOUR PROMPT RESPONSE COULD SAVE THE CORPORATION THE EXPENSE OF A FOLLOW-UP MAILING.

                          OREGON STEEL MILLS, INC.
                        1000 S.W. BROADWAY BUILDING,
                                 SUITE 2200
                           PORTLAND, OREGON 97205
                              (503) 223-9228
                              --------------
                             PROXY STATEMENT
                     ANNUAL MEETING OF STOCKHOLDERS
                              --------------

     This proxy statement is furnished in connection with the solicitation of proxies by the Board of Directors (the "Board") of Oregon Steel Mills, Inc. (the "Corporation") to be voted at the Annual Meeting of Stockholders to be held at the offices of its subsidiary, CF&I Steel, L.P., 225 Canal Street, Pueblo, Colorado on Thursday, April 28, 1994, at 10:30 Mountain Time, and any adjournments thereof.

     Only stockholders of record at the close of business on March 11, 1994, are entitled to notice of, and to vote at, the meeting. At the close of business on that date, the Corporation had 19,377,343 shares of Common Stock, $0.01 par value per share ("Common Stock"), outstanding. Holders of Common Stock are entitled to one vote for each share of Common Stock held. There are no cumulative voting rights.

     When a proxy in the form accompanying this proxy statement is properly executed and returned, the shares represented will be voted at the meeting in accordance with the instructions specified in the proxy. If no instructions are specified, the shares will be voted FOR Proposal 1 in the accompanying Notice of Annual Meeting of Stockholders, and such votes will be counted toward determining a quorum. Shares held of record by the Trustees of the Corporation's Employee Stock Ownership Plan Trust (the "ESOP") will be voted by the Trustees in accordance with instructions received from ESOP participants or, if no such instructions are received, FOR Proposal 1. Any person giving a proxy in the form accompanying this proxy statement has the power to revoke it at any time before its exercise. A stockholder may revoke a proxy by (i) written notice of such revocation to the Secretary of the Corporation at the above address; (ii) a later-dated proxy received by the Corporation; or (iii) attending the meeting and voting in person. Attendance at the meeting will not by itself revoke a proxy.

     Each share of Common Stock outstanding on the record date is entitled to one vote per share at the Annual Meeting of Stockholders. Shares of Common Stock represented in person or by proxy at the Annual Meeting (including abstentions and broker non-votes) will be tabulated by the inspector of election appointed for the meeting and will be counted in determining that a quorum is present. A plurality of the votes cast at the Annual Meeting is required to elect the directors. Proxies withholding authority to vote for a nominee will be treated as votes cast. Broker non-votes will not be treated as votes cast and therefore, will not be counted in calculating a plurality.

     The approximate date on which this proxy statement and the accompanying proxy card are being mailed to the Corporation's stockholders is March 15, 1994. Solicitation material will be furnished to brokerage houses, fiduciaries and custodians holding shares in their names that are beneficially owned by others to forward to such beneficial owners. Original solicitation of proxies by mail may be supplemented by one or more telephone, telegram or personal solicitations by directors, officers or employees of the Corporation. No additional compensation will be paid for any such services. Except as described above, the Corporation does not intend to solicit proxies other than by mail. Costs of solicitation will be borne by the Corporation.


          PROPOSAL 1: NOMINATION AND ELECTION OF CLASS C DIRECTORS

NOMINEES

     The Corporation has a classified Board consisting of three Class A directors, Messrs. Fulton, Keener* and Sproul; three Class B directors, Messrs. Emerson, Gendron and Sikora; and three Class C directors, Messrs. Boklund, Landis and Maggetti. The Class A and B directors serve until the Annual Meetings of Stockholders to be held in 1995 and 1996, respectively, and until their successors are elected and qualified. At each Annual Meeting of Stockholders, directors are elected for a term of three years to succeed those directors whose terms expire at that annual meeting.

     The nominees for election as Class C directors are Thomas B. Boklund, Richard G. Landis and James A. Maggetti all of whom are members of the present Board. The Class C directors to be elected at the 1994 Annual Meeting will serve until the Annual Meeting of Stockholders in 1997 and until their successors are elected and qualified.

     Unless authority to vote for a director or directors is withheld, the accompanying proxy, if properly executed and returned, will be voted for the election of the Class C nominees named below. If authority to vote for one or more of the nominees is withheld, the withheld votes will not be cast for any of the other nominees unless the stockholder otherwise indicates on the proxy. If any nominee is unable or unwilling to serve as a director, proxies may be voted for such substitute nominees as may be designated by the Board. The Board has no reason to believe that any of the nominees will be unable or unwilling to serve as a director if elected.

     *Mr. Keener was elected to the Board in January 1994 to fill the vacancy left by the death of Mr. Alan C. Furth.

     The following table sets forth information with respect to each person nominated for election as a Class C director and each other director, including their names and ages as of February 24, 1994, business experience during the past five years and directorships in other corporations.

                      Principal Occupation and                       Director
     Name            Certain Other Directorships              Age     Since
     ----            ---------------------------              ---    --------

CLASS C (NOMINEES FOR TERMS OF OFFICE TO EXPIRE IN 1997):

Thomas B. Boklund     Mr. Boklund is the Chairman of the       54        1982
                      Board of Directors and Chief
                      Executive Officer of the Corporation.
                      He became President and Chief
                      Executive Officer in July 1985,
                      Chairman in February 1992, and was
                      President and Chief Operating Officer
                      from May 1982 through June 1985. He is
                      currently a director of Paragon Trade
                      Brands, Inc., a manufacturer of
                      private label infant disposable
                      diapers.


                      Principal Occupation and                       Director
     Name            Certain Other Directorships              Age     Since
     ----            ---------------------------              ---    --------

Richard G. Landis    Mr. Landis was President, Chairman        73        1987
                     and Chief Executive Officer of the
                     Del Monte Corporation, a food and
                     beverage company, from 1971 to
                     November 1981 and President of the
                     Pacific area of R.J Reynolds
                     Industries, Inc., a tobacco, food,
                     beverage and transportation
                     conglomerate, from November 1981
                     until his retirement in July 1983.
                     Mr. Landis served as Chancellor of
                     the University of LaVerne from July
                     1984 to October 1985. Mr. Landis
                     served as a director of Potlatch
                     Corporation, a diversified forest
                     products company, from 1973 until
                     December 1990.

James A. Maggetti    Mr. Maggetti was employed by Kaiser       69        1987
                     Steel Corporation from 1955 until
                     December 1983, where his last position
                     was as a Vice President responsible
                     for fabricating operations. He was
                     Chairman of the Board of Napa Valley
                     Bank from 1984 through April 1992 and
                     Vice Chairman of the Board of Napa
                     Valley Bancorp, the bank's holding
                     company, from April 1982 through
                     December 1991. He is currently a
                     Director of Napa Valley Bank and has
                     been a Director of Westamerica
                     Bancorporation since July 1993.

CLASS A (DIRECTORS WHOSE TERMS OF OFFICE WILL EXPIRE IN 1995):

V. Neil Fulton       Mr. Fulton was the Corporation's          65        1983
                     Secretary and Treasurer from 1970 to
                     April 1989. Mr. Fulton became a director in April 1983 and was Vice President of Finance and Chief Financial Officer of the Corporation from October 1980 until February 1991. He continued as an employee of the Corporation until
                     December 31, 1992. From January 1993
                     to the present Mr. Fulton has been
                     retired.

Robert W. Keener     Mr. Keener was employed by Northwest      62       1994
                     Pipeline Corporation from 1973 to
                     January 1994. Northwest Pipeline
                     Corporation operates a natural gas
                     transmission system in the Western
                     United States. In 1975 he became
                     Vice President - Gas Supply, and
                     was named Senior Vice President -
                     Gas Supply and Operations in 1980.
                     He served as President and Chief
                     Operating Officer from 1983 to
                     1992, and as Chief Executive Officer
                     from 1992 until his retirement in
                     January 1994. He is a former director
                     and executive committee member of
                     Key Bank Corporation of Utah.

John A. Sproul       Mr. Sproul was an Executive Vice          69        1989
                     President of Pacific Gas and Electric
                     Company from 1977 to 1989. During
                     most of that period, he was also
                     Chairman of the Board and Chief
                     Executive Officer of Pacific Gas
                     Transmission Company, an interstate
                     pipeline company. Since 1989 Mr. Sproul
                     has been retired.


                      Principal Occupation and                       Director
     Name            Certain Other Directorships              Age     Since
     ----            ---------------------------              ---    --------
CLASS B (DIRECTORS WHOSE TERMS OF OFFICE WILL EXPIRE IN 1996):

C. Lee Emerson       Mr. Emerson was the Chairman of the       76        1976
                     Board of Directors of the Corporation
                     from May 1982 through January 1992. He
                     formerly served as President and Chief
                     Executive Officer of the Corporation.
                     Since 1992 he has been retired.

Edward C. Gendron    Mr. Gendron was the President, Chief      65        1976
                     Operating Officer and a director of
                     Midland-Ross Corporation from 1976 to
                     April 1983. In April 1983, Mr. Gendron
                     became Vice Chairman of the Board of
                     Directors and Chief Administrative
                     Officer of Midland-Ross Corporation,
                     positions he held until August 1986.
                     Mr. Gendron has been President of
                     E. C. Gendron Enterprises, a financial
                     consulting firm, since 1986.

Robert J. Sikora     Mr. Sikora is the President and Chief     51        1992
                     Operating Officer of the Corporation.
                     He became President and Chief Operating
                     Officer in February 1992, and a director in April 1992. He was Vice President of Manufacturing from 1985 through
                     January 1992.

DIRECTORS' COMPENSATION, MEETINGS AND STANDING COMMITTEES

     The Board has standing Executive, Audit and Compensation committees. The Board does not have a nominating committee. Directors who are not full-time employees of the Corporation receive an annual fee of $21,000, plus $1,200 for each Board and committee meeting attended and reimbursement of expenses. Directors who are full-time employees of the Corporation do not receive fees for serving on the Board or on committees.

     During 1991, the Executive Committee enacted a deferred compensation plan for directors, by virtue of which all former and present outside directors of the Corporation who have served in the capacity of director since the 1986 Annual Meeting of Stockholders will be paid a benefit by the Corporation of $6,000 per year for each year served as an outside director up to a maximum of ten years. This benefit is to be paid commencing with the calendar year following which such person ceases to be a director of the Corporation and payable to either the director, the director's estate, or other designated beneficiary.

     During 1993, the Board held four meetings, the Audit Committee held two meetings and the Compensation Committee held one meeting. Each director attended more than 75% of the aggregate number of Board meetings and meetings of committees of which he is a member which were held during the period for which he was a director.

     The Executive Committee may exercise all the authority of the Board, subject to actions of the full Board and except as otherwise provided by the Corporation's restated certificate of incorporation, the Corporation's bylaws or applicable law. The members of the Executive Committee are Messrs. Boklund, Emerson and Fulton.

     The Audit Committee reviews services provided by the Corporation's independent auditors, reviews with them the results of their audit, the adequacy of internal accounting controls, the quality of financial reporting and any recommendations they may have, and makes recommendations to the Board concerning their engagement or discharge. The members of the Audit Committee are Messrs. Emerson, Fulton, Gendron, Landis, Maggetti and Sproul. Mr. Alan C. Furth was also a member until his death during the year.


     The Compensation Committee reviews the general compensation policies of the Corporation and its subsidiaries and establishes the compensation plans and specific compensation levels for executive officers prior to consideration of such matters by the Board as a whole. The members of the Compensation Committee during 1993 were Messrs. Emerson, Gendron, Landis, Maggetti and Sproul. Mr. Alan C. Furth was also a member until his death during the year.

                            PRINCIPAL STOCKHOLDERS

     The following table sets forth certain information regarding the beneficial ownership of shares of the Common Stock as of February 24, 1994, by
(i) each director, director nominee and named executive officer; (ii) each person known to the Corporation to be a beneficial owner of more than 5% of the outstanding shares of Common Stock; and (iii) all current directors and executive officers as a group. The persons named in the table have sole voting and investment power with respect to all shares shown as beneficially owned by them, subject to community property laws where applicable and to the information contained in the other footnotes to the table.

                                             Number               Percentage
         Name                               of Shares              of Class
         ----                              -----------            ----------
Thomas B. Boklund(1)(2)                      79,065(3)                 *
C. Lee Emerson(1)                            92,040                    *
V. Neil Fulton(1)                             6,568(4)                 *
Edward C. Gendron(1)                          1,000                    *
Edward J. Hepp, Jr.(2)                          798(3)                 *
Robert W. Keener(1)                              --                    *
Richard G. Landis(1)                          5,600                    *
James A. Maggetti(1)                          6,000                    *
Robert R. Mausshardt(2)                         149(3)                 *
James R. McCaughey(2)                         5,064(3)                 *
Robert J. Sikora(1)(2)                       44,548(4)                 *
John A. Sproul(1)                             1,000                    *
Oregon Steel Mills, Inc.
  Employee Stock Ownership Plan Trust
  1000 SW Broadway, Suite 2200
  Portland, Oregon 97205                  2,772,791                 14.3%
FMR Corp.(6)
  Edward C. Johnson 3d
  Fidelity Management & Research Company
  82 Devonshire Street
  Boston, Massachusetts 02109             1,059,800                  5.5%
All directors and
  executive officers as a group
  (18 persons)(5)                           371,713                  1.9%
- - ----------


*Less than 1% of the outstanding Common Stock.
(1) Member of the Board of Directors.

(2) Named executive officer.

(3) All shares are held by the ESOP for Messrs. Boklund, Hepp, Mausshardt and McCaughey. Participants in the ESOP have the power to vote these shares under the terms of the ESOP, but they do not have investment power with respect to such shares.

(4) Includes 773 shares and 44,348 shares held by the ESOP for Mr. Fulton and Mr. Sikora's accounts, respectively. Messrs. Fulton and Sikora have the power to vote these shares under the terms of the ESOP, but do not have investment power with respect to such shares.

(5) Includes 259,558 shares held by the ESOP for the accounts as to which the respective beneficial owners have the power to direct the vote under the terms of the ESOP.

(6) Based on information obtained from a Schedule 13G dated February 11, 1994 filed by FMR Corp. with the Securities and Exchange Commission: Fidelity Management & Research Company ("Fidelity"), a wholly-owned subsidiary of FDR Corp., is the beneficial owner of 1,023,600 shares as a result of acting as investment adviser to several registered investment companies. Edward C. Johnson 3d, FMR Corp., through its control of Fidelity, and the Funds each has sole power to dispose of, but no power to vote, the 1,023,600 shares owned by the Funds. Fidelity Management Trust Company, another wholly-owned subsidiary of FMR Corp., is the beneficial owner of 36,200 shares as a result of its serving as investment manager of several institutional account(s). FMR Corp., through its control of Fidelity Management Trust Company, has sole dispositive power over 36,200 shares and sole power to vote or to direct the voting of 13,500 shares, and no power to vote or to direct the voting of 22,700 shares of Common Stock owned by the institutional account(s) as reported above. Edward C. Johnson 3d is the Chairman of FMR Corp. and owns 34.0% of the outstanding voting common stock of FMR Corp. Various Johnson family members and trusts for the benefit of the Johnson family members own FMR Corp. voting stock. These Johnson family members, through their ownership of voting common stock form a controlling group with respect to FMR Corp.


                                          EXECUTIVE COMPENSATION

     The following table sets forth the compensation paid to or accrued by the Corporation and its subsidiaries for the Chief Executive Officer and each of the four most highly paid executive officers of the Corporation and its subsidiaries.
                                         SUMMARY COMPENSATION TABLE

                                    ANNUAL COMPENSATION                              ALL OTHER COMPENSATION
                         ---------------------------------------------  -----------------------------------------------
        Name and                                          Other Annual       ESOP           Thrift Plan
   Principal Position    Year     Salary     Bonus(1)     Compensation  Contribution(2)    Contribution(3)       Total
   ------------------    ----    --------    --------     ------------  ---------------    ---------------      -------
Thomas B. Boklund        1993    $400,000    $ 45,180          --           $ 3,776              --             $ 3,776
  Chairman of the        1992     395,000     134,798          --            15,532              --              15,532
  Board and Chief        1991     360,000     160,452          --            17,763              --              17,763
  Executive Officer

Robert J. Sikora         1993    $240,000    $ 27,108          --           $ 3,776            $847             $ 4,623
  President and          1992     232,500      76,513          --            15,532             636              16,168
  Chief Operating        1991     178,267      77,469          --            17,763             767              18,530
  Officer

Edward J. Hepp, Jr.      1993    $175,000    $ 18,138       $33,601(4)      $ 3,776            $847             $ 4,623
  Vice President of      1992     146,250      44,324        66,797(4)       15,099             873              15,972
  Marketing              1991      35,000         -0-          --                --             175                 175

Robert R. Mausshardt     1993    $195,000    $ 22,025          --          $ 3,776             $847             $ 4,623
  Vice President of      1992     193,125      66,260          --           15,532               --              15,532
  Marketing,             1991     177,500      77,469          --           17,763               --              17,763
  Tubular Products

James R. McCaughey       1993    $195,000    $ 22,025          --          $ 3,776             $847             $ 4,623
  Vice President and     1992     193,125      66,260          --           15,532              794              16,326
  General Manager,       1991     176,674      76,090          --           17,763              427              18,190
  Napa Facility
- - --------------

(1) Amounts paid pursuant to the Corporation's Profit Participation Plan. It includes amounts paid pursuant to the Profit
    Participation Plan in 1993 with respect to the fourth quarter of 1992. Excludes amounts paid pursuant to the Profit
    Participation Plan in 1994 with respect to the fourth quarter of 1993.

(2) Value of stock contributions made by the Corporation on behalf of the named executive to the Employee Stock Ownership
    Plan Trust, as determined at the time of such contribution.

(3) Matching contributions made by the Corporation on behalf of the named executive to the Corporation's Thrift Plan.

(4) Amounts reimbursed for the payment of relocation expenses and related taxes, not expected to reoccur in 1994 and forward.


DEFINED BENEFIT RETIREMENT PLAN

     The Corporation's pension plans are defined benefit plans qualified under
Section 401(a) of the Internal Revenue Code. Executive officers and most other domestic employees of the Corporation are eligible to participate in the Oregon Steel Mills, Inc. Pension Plan (the "Plan") or similar plans. Normal retirement is at age 65.

     The amount of an employee's pension benefit and the resulting monthly payments an employee receives upon retirement are based upon the level of the employee's prior annual compensation, the employee's number of years of benefit service and other factors. The employee's annual pension benefit is equal to the sum of:

     (i) for each full or partial year of benefit service prior to January 1, 1994, 1% of the first $22,800 of Past Service Compensation, plus 1.6% of Past Service Compensation in excess of $22,800. ("Past Service Compensation" is the employee's average compensation for the years 1991, 1992 and 1993); plus,

    (ii) for each full or partial year of benefit service beginning on or after January 1, 1994, 1.2% of the employee's compensation during such year up to the employee's "Covered Compensation" amount for the year, plus 1.7% of the employee's compensation in excess of such "Covered Compensation" amount. ("Covered Compensation" for each year is determined by the employee's age and is taken from a Social Security Covered Compensation Table published annually in accordance with IRS regulations. For any given age, the Covered Compensation amount in the Table represents the average of the Social Security taxable wage bases over the 35-year period ending in the year someone that age will reach Social Security normal retirement age.)


            The Pension Plan Table below shows the Covered Compensation portion of the estimated annual benefits payable upon retirement at age 65 in the specified compensation and years of service classifications.

                              PENSION PLAN TABLE

                                         YEARS OF SERVICE
                           ------------------------------------------
     REMUNERATION(2)         15       20       25       30       35
     ---------------       ------   ------   ------   ------   ------
        $125,000           28,875   38,500   48,125   57,750   67,375
        $150,000           35,250   47,000   58,750   70,500   82,250
        $175,000           35,250   47,000   58,750   70,500   82,250
        $180,000(1)        35,250   47,000   58,750   70,500   82,250

(1) Represents 120% of the maximum compensation taken into account for years beginning on or after January 1, 1994.

(2) Based on the estimated straight-life annuity amounts for future service using 1994 as the first year of benefit service.


     For each named executive officer listed on the Summary Compensation Table, the applicable compensation each year is the sum of the "Salary" and "Bonus" compensation shown, limited as described below. Upon their retirement, assuming retirement at age 65 and no increase in current rates of annual compensation, and based upon years of service at December 31, 1993, Messrs. Boklund, Sikora, Hepp, Mausshardt, and McCaughey would receive lifetime annual payments of $96,704, $90,316, $46,911, $41,499, and $22,847, respectively. Their credited years of service as of December 31, 1993 are twenty-one, sixteen, two, ten and six years, respectively. Pension benefits accrued in 1993 under the Plan are not included in the Summary Compensation Table above.

     The portion of an employee's benefit attributable to years of benefit service in excess of 35 years, is limited to 1.0% of his Past Service Compensation for purposes of (i) above; and to 1.2% of his annual compensation for purposes of (ii) above. Notwithstanding the foregoing, an employee's compensation taken into account for any plan year after 1993 shall not exceed $150,000 (or such other amount as may be prescribed for the relevant plan year by the Secretary of the Treasury pursuant to Section 401(a)(17) of the Code).

     The employee's annual pension benefit is reduced to the extent of the annuity value of: (i) any portion of the employee's account balances under the Corporation's Profit Sharing Plan and the ESOP as of January 1, 1981 attributable to allocations on the basis of compensation in excess of the Social Security taxable wage base; and (ii) any retirement benefits paid to the employee under the Corporation's Pension Plan for Union Employees which was terminated January 23, 1984. The Plan benefits are not subject to deduction for social security.

               EMPLOYMENT CONTRACTS AND TERMINATION OF EMPLOYMENT
                        AND CHANGE IN CONTROL ARRANGEMENTS

     The Corporation entered into employment agreements (the "Employment Agreements") with certain of its key employees, including Messrs. Boklund, Mausshardt and Sikora ("Employees") in January 1989, and with Messrs. McCaughey and Hepp (also "Employees") in February 1991 and September 1991, respectively. Each Employment Agreement is effective until June 1 of each year, with (a) automatic one-year extensions until the Employee reaches the age of 65 unless either the Corporation or the Employee provides prior notice that the Employment Agreement will not be extended, and (b) an automatic three-year extension in the event of a change of control of the Corporation (a "Change in Control"). Change in Control is defined to include, among other things, the transfer of 25% or more of the Corporation's voting securities to any person or entity other than the ESOP or the election of a majority of directors who were not nominated by the then current Board. The Employment Agreements provide, among other things, for severance compensation in the event that an Employee's employment is terminated by the employer without cause or by the Employee with good reason, all as defined in the Employment Agreements, during the three-year period following a Change in Control. Such severance compensation is to be calculated as the sum of (i) three times the Employee's annual base salary as of the date of the Change in Control, (ii) the four most recent quarterly cash distributions to such Employee from the Corporation's Profit Participation
Plan, and (iii) an amount equal to the lump sum present actuarial value of the excess, if any, of the normal retirement allowance to which the Employee would have been entitled under the Pension Plan, assuming that the Employee continued as an active participant under such plan, without change in his rate of annual pay, until the earlier of his 65th birthday or the tenth anniversary of the date of the Change in Control, over the normal retirement allowance to which the Employee is actually entitled under such plan as of the date of termination
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Under the Employment Agreements, any terminated Employee would also receive full base salary through the date of such termination of employment, reimbursement for any legal fees or expenses incurred by the Employee in seeking to enforce the Employment Agreement and certain non-cash employee benefits as specified in the Employment Agreements.

     The Corporation has entered into Indemnification Agreements with each director and certain executive officer(s) (an "Indemnified Person"). Each agreement provides that the Corporation shall indemnify the Indemnified Person if and when the Indemnified Person is or was a party or is threatened to be made a party to any action, suit, arbitration, investigation, administrative hearing or any other proceeding (a "Proceeding") because of the Indemnified Person's status or former status as a director, officer or other agent of the Corporation or because of anything done or not done by the Indemnified Person in such capacity, against all expenses and liabilities actually and reasonably incurred by the Indemnified Person or on the Indemnified Person's behalf in connection with the investigation, defense, settlement or appeal of such Proceeding. The Corporation will advance to the Indemnified Person all reasonable defense expenses incurred in defense of any Proceeding. Further, each agreement provides that upon the acquisition of 30% or more of the outstanding shares of Common Stock, other than by the Corporation or the ESOP, without approval by a majority of the Corporation's Board prior to such acquisition, the Corporation will obtain and maintain over the term of the agreement an irrevocable standby letter of credit on terms satisfactory to the Indemnified Person in an appropriate amount (but not less than $500,000) naming the Indemnified Person as the beneficiary in order to secure the Corporation's obligation under the agreement. Finally, each agreement provides that the Corporation must maintain director and officer insurance in the amount of at least $2.0 million with coverage at least comparable to its then current insurance for the Indemnified Person for the term of the agreement. The Corporation may elect to not purchase the required insurance if the insurance is not reasonably available or if, in the reasonable business judgment of the directors of the Corporation, either the premium cost for such insurance is disproportionate to the amount of coverage or the coverage provided by such insurance is so limited that there is insufficient benefit from such insurance.

         COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     During 1993 the Compensation Committee members were Alan C. Furth, Chairman, now deceased, C. Lee Emerson, Edward C. Gendron, Richard G. Landis, James A. Maggetti and John A. Sproul, current committee chairman. V. Neil Fulton joined the Compensation Committee effective January 27, 1994. Mr. Emerson, was Chairman of the Board and an employee of the Corporation through January 1992. Mr. Fulton was the Corporation's Vice President of Finance and Chief Financial Officer until February 1991. He was an employee of the Corporation through December 31, 1992.

                    BOARD COMPENSATION COMMITTEE REPORT
                         ON EXECUTIVE COMPENSATION

     The Compensation Committee of the Board establishes the general compensation policies of the Corporation and establishes the compensation plans and specific compensation levels for executive officers. The Compensation Committee is composed of six independent, non-employee directors.

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COMPENSATION PRINCIPLES

     The Corporation is committed to providing a compensation program that helps attract and retain the best people available. To ensure that compensation is competitive, the Corporation regularly compares its pay practices with those of comparable companies and sets pay parameters based on this review. The Corporation has maintained the philosophy that compensation of all employees should be directly and materially linked to operating and financial performance. To achieve this linkage, employee compensation is heavily weighted towards compensation paid on the basis of pre-tax profit. The Corporation has also established stock ownership as part of non-union employee compensation to promote the alignment of employee long range interests with those of the stockholders. In addition, the Corporation believes that whenever possible the compensation and benefit program provided to the executive officers should be based on similar principles as for all other non-union employees. These principles align all employee compensation with the Corporation's objectives, operating strategy, management initiatives and financial performance. The program:
     . Attracts and retains key individuals critical to the long-term success of the Corporation.
     . Supports a performance-oriented environment in which everyone is working together in pursuit of a common goal.
     . Provides ownership in the Corporation encouraging long-term growth and profitability and the enhancement of stockholder value.

COMPENSATION ELEMENTS

     There are three elements in the Corporation's executive officer compensation program, all determined by individual performance and corporate profitability. The elements are:

     BASE SALARY COMPENSATION
     The Corporation sets base salaries for its executive officers near the middle of the range of compensation levels of comparable executive positions of comparably-sized companies and other steel companies including certain of those in the S&P Steel Index illustrated in the Performance Graph. The impact the individual has on the Corporation, the skills and experience required by the job and the performance of the individual are also considerations in determining base salary.

     In 1993 the base salaries of two officers were adjusted upward by 23% in view of their added responsibilities relative to managing the newly acquired CF&I Steel, L. P. subsidiary. Other officer compensation was unchanged and within pre-established salary ranges. The Corporation adopted a salary structure system developed by an outside compensation consultant. It will be implemented in 1994 and updated every four years.

     ANNUAL INCENTIVE COMPENSATION
     As noted above, the Corporation believes that all employees share in the responsibility of achieving profits. Accordingly, the Corporation has discretionary Profit Participation Plans under which it distributes quarterly to most of its U.S. employees with over three months of employment 12% to 20%, depending on location, of its domestic pre-tax earnings after adjustments for certain non-operating items. Each employee, including executive officers, receives a share of the distribution based on the level of the employee's base compensation compared with the total base compensation of all eligible employees. The Corporation may modify, amend or terminate the plans at the discretion of the Board of Directors, subject to the terms of various labor agreements.

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     EMPLOYEE STOCK OWNERSHIP PLAN (ESOP)
     The Corporation has an ESOP for qualified employees (generally those employees with six months of employment) of Oregon Steel Mills, Inc. and its subsidiaries, Napa Pipe Corporation and Oregon Steel Mills -- Fontana Division, Inc. Annual contributions to the ESOP, which are at the discretion of the Board, are based upon the financial performance of those entities. The annual contribution may be in cash or Common Stock but historically has been Common Stock. Shares are allocated to the accounts of qualified employees, including executive officers, at the end of each year in proportion of the employees' total eligible compensation compared with the total eligible compensation of all eligible employees. As noted above, the purpose of this program is to provide additional incentive for employees to work to maximize stockholder value. The ESOP program utilizes vesting periods and diversification features that encourage employees to retain ownership of the Corporation's Common Stock and continue in the employ of the Corporation.

CHIEF EXECUTIVE OFFICER ("CEO") COMPENSATION
     The Compensation Committee has adopted similar policies with respect to the compensation of Mr. Boklund. Mr. Boklund's base salary was determined based upon a review of the salaries of CEO's for similar companies of comparable sales and capitalization, and upon a review by the committee of Mr. Boklund's performance. He participates in the profits of the Corporation and the ESOP under the same provisions and formulas as other U.S. employees of the Corporation.

     The steel industry for a number of years has been a difficult environment in which to achieve acceptable financial performance. The Corporation has over the past five years had operating income totalling $191 million while the industry as a whole has reported marginal profits or operating losses. The Corporation's performance over the last five years enabled stockholders to realize a total return of 211% (or an annual compounded rate of return of 25%). This total return compares to a five year return of 97% for the Standard & Poors' 500 Stock Index and 72% for the Standard & Poors' Steel Index. Mr. Boklund provides the strong leadership and direction that is essential for the continued growth and profitability of the Corporation in an industry that is beset by overcapacity and international competition.

     1993 was a year of dramatic growth for the Corporation through its acquisition of certain operating assets of CF&I Steel Corporation, and a full year contribution from 60% owned Camrose Pipe Company which was acquired in June of 1992. However, in keeping with the compensation principles stated above, and since profits of the Corporation were lower in this period of transition, Mr. Boklund's annual incentive compensation declined 66%, resulting in an 18% reduction in his total compensation for the year.

                     COMPENSATION COMMITTEE DURING 1993

                           John A. Sproul, Chairman
                                C. Lee Emerson
                               Edward C. Gendron
                               Richard G. Landis
                               James A. Maggetti

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                               PERFORMANCE GRAPH

     Set forth below is a line graph comparing the cumulative total stockholder return of the Corporation's Common Stock, based on the market price of Common Stock and assuming reinvestment of dividends, with the cumulative total return of companies on the Standard and Poors' 500 Stock Index ("S&P 500 Index") and the Standard & Poors' Steel Index ("S&P Steel Index").

STOCKHOLDER RETURN
- - ------------------

    MEASUREMENT PERIOD               OREGON        S&P 500       S&P STEEL
   (FISCAL YEAR COVERED)              STEEL         INDEX          INDEX
   ---------------------             -------       -------       ---------
   MEASUREMENT POINT - 12/31/88      $100.00       $100.00        $100.00

   FYE 12/31/89                      $137.45       $131.58        $ 96.79
   FYE 12/31/90                      $278.47       $127.47        $ 81.41
   FYE 12/31/91                      $252.16       $166.14        $100.01
   FYE 12/31/92                      $308.39       $178.79        $130.83
   FYE 12/31/93                      $311.31       $196.73        $172.09

- - ----------
(a) Dividends are reinvested at the end of the month in which they are paid.
(b) Assumes $100 invested in Oregon Steel, the S&P 500 Index companies and the S&P Steel Index companies on December 31, 1988.


                             INDEPENDENT ACCOUNTANTS

     During the fiscal year 1993, Coopers & Lybrand served as independent accountants to the Corporation. They have been appointed as the Corporation's independent accountants for the fiscal year 1994 by the Board of Directors. Representatives of Coopers & Lybrand will be present at the Annual Meeting and will be available to respond to appropriate questions. They do not expect to make any statement but will have the opportunity to make a statement if they desire to do so.

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                                  OTHER MATTERS

     The Board knows of no other matters to be brought before the Annual Meeting. However, if any other business properly comes before the meeting, the persons named in the accompanying form of proxy will vote or refrain from voting thereon in accordance with their judgment pursuant to the discretionary authority given them in the proxy.

                   STOCKHOLDER PROPOSALS FOR 1995 ANNUAL MEETING

     Stockholder proposals submitted for inclusion in the 1995 proxy materials and consideration at the 1995 Annual Meeting of Stockholders must be received by the Corporation by November 17, 1994. Any such proposal should comply with the rules promulgated by the Securities and Exchange Commission governing stockholder proposals submitted for inclusion in proxy materials.

                                              L. Ray Adams
                                              Secretary

Portland, Oregon
March 15, 1994


                            OREGON STEEL MILLS, INC.
                        ANNUAL MEETING -- APRIL 28, 1994
                     PROXY SOLICITED BY BOARD OF DIRECTORS

     The undersigned hereby appoints Thomas B. Boklund and L. Ray Adams, and each of them, proxies with power of substitution to vote on behalf of the undersigned all shares which the undersigned may be entitled to vote at the Annual Meeting of Stockholders of Oregon Steel Mills, Inc. on April 28, 1994, and any adjournment thereof, with all powers that the undersigned would possess if personally present, with respect to the following:

1. Election of Class C Directors
   [ ] FOR all nominees listed below (except as marked to the contrary below) or, if any named nominee is unable to serve, for a substitute nominee.

   [ ] WITHHOLD AUTHORITY to vote for all nominees listed below.
             Thomas B. Boklund, Richard G. Landis, James A. Maggetti

(INSTRUCTION: To withhold authority to vote for any individual nominee, write that nominee's name on the line below.)


        --------------------  --------------------  --------------------

    THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE NOMINEES LISTED ABOVE.
                                             ---

     In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the meeting.

     THE SHARES REPRESENTED BY THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED AS SPECIFIED ON THE REVERSE HEREOF. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. THE PROXIES MAY VOTE IN THEIR DISCRETION AS TO OTHER MATTERS WHICH MAY PROPERLY COME BEFORE THE MEETING.

                                                         Date: --------, 1994
                                                        -----------------------
                                                        -----------------------
                                                        Signature or Signatures

Please date and sign exactly as name is imprinted hereon, including designation as executor, trustee, etc., if applicable. When shares are held jointly, each joint owner should sign. If a corporation, please sign in full corporate name by the president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

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